Revenue Arrangements (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Schedule of Changes in Contract Liabilities
The following table presents changes in the Company’s contract liabilities during the three months ended March 31, 2024 (in thousands):

	Balance at beginning of period	Additions	Deductions	Balance at end of period
Three Months Ended March 31, 2024
Contract liabilities:
Deferred revenue	$5,849	$—	$(5,437)	$412
Total contract liabilities	$5,849	$—	$(5,437)	$412

The following table presents changes in the Company’s contract liabilities during the year ended December 31, 2023 (in thousands):

	Balance at beginning of period	Additions	Deductions	Balance at end of period
Contract liabilities:
Deferred revenue	$593	$10,500	$(5,244)	$5,849
Total contract liabilities	$593	$10,500	$(5,244)	$5,849